Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Party-In-Interest Transactions
7. Related Party and Party-in-Interest Transactions

The Plan invests in Home Bancorp, Inc. common stock, the parent company of the plan sponsor; these transactions qualify as related party transactions, which are exempt from the prohibited transaction rules. Fees incurred by the Plan for investment management services are paid to the trustee, and other fees related to the Plan's operations are paid by the Plan sponsor.

Certain Plan investments are held in pooled separate accounts and a guaranteed investment contract managed by Principal Life Insurance Company. Since Principal Life Insurance Company is the Plan custodian, these transactions qualify as party-in-interest transactions.

Cost for services related to Plan administration (which qualify as party-in-interest transactions) paid for by the Plan amounted to $149,091 for the year ended December 31, 2025.
The above party-in-interest transactions, as well as, notes receivable from participants, are not considered prohibited transactions by statutory exemptions under ERISA regulations.